CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary shares [Member]		Additional paid-in capital [Member]	Treasury shares at cost [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2023	$ 134,019	$ 224		$ 437,161	$ (20,091)	$ (8,087)	$ (275,188)
Balance, shares at Dec. 31, 2023		85,418,321
Exercise of options and vesting of RSUs	542	$ 0		542	0	0	0
Exercise of options and vesting of RSUs, shares		452,158
Share-based compensation	2,470	$ 0		2,470	0	0	0
Other comprehensive income (loss), net	(1,766)	0		0	0	(1,766)	0
Net income	8,236	0		0	0	0	8,236
Balance at Jun. 30, 2024	143,501	$ 224		440,173	(20,091)	(9,853)	(266,952)
Balance, shares at Jun. 30, 2024		85,870,479
Balance at Dec. 31, 2024	$ 166,325	$ 232		447,369	(20,091)	(10,060)	(251,125)
Balance, shares at Dec. 31, 2024	88,392,925	88,392,925
Exercise of options and vesting of RSUs	$ 651		[1]	651	0	0	0
Exercise of options and vesting of RSUs, shares		628,402
Share-based compensation	2,199	$ 0		2,199	0	0	0
Shares issued as consideration in connection with the acquisition of End 2 End Technologies, LLC (Shares)		214,657
Shares issued as consideration in connection with the acquisition of End 2 End Technologies, LLC	990	$ 1		989	0	0
Shares issued as consideration in connection with the acquisition of Siklu Communication Ltd.	1,502	$ 1		1,501	0	0	0
Shares issued as consideration in connection with the acquisition of Siklu Communication Ltd. (in shares)		653,985
Other comprehensive income (loss), net	2,357	$ 0		0	0	2,357	0
Net income	(2,247)	0		0	0	0	(2,247)
Balance at Jun. 30, 2025	$ 171,777	$ 234		$ 452,709	$ (20,091)	$ (7,703)	$ (253,372)
Balance, shares at Jun. 30, 2025	89,889,969	89,889,969

[1]	Represent an amount lower than $1 thousand